Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Cost Of Sales [Abstract]
Disclosure of detailed information about cost of sales [Table Text Block]
	Year Ended December 31,
	2021	2020
Consumables and materials	$78,463	$36,760
Labour costs	194,846	103,075
Energy	42,881	25,075
Other costs	27,011	11,275
Production costs	$343,201	$176,185
Transportation and other selling costs	2,739	2,288
Workers participation costs	15,939	14,245
Environmental duties and royalties	5,835	2,010
Inventory changes	(2,304)	(423)
Other	675	—
Cost of Sales	$366,085	$194,305

Cost of Sales - Standby Costs(1)	$—	$10,112

(1) Cost of sales for the year ended December 31, 2020 included standby costs of $10.1 million, primarily related to direct costs incurred at the San Dimas ($3.5 million), Santa Elena ($2.0 million) and La Encantada ($1.7 million) mines due to temporary suspensions following Mexico’s Ministry of Health’s Federal Decree requiring all non-essential businesses, including mining, to temporarily suspend activities throughout most of April and May in response to the global pandemic. In addition, the Company incurred $2.0 million in standby costs related to the 13-day union work stoppage at San Dimas in June 2020.